Contributed Equity	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Contributed Equity
NOTE 20. CONTRIBUTED EQUITY

			Consolidated
	Note		June 30, 2021 A$	June 30, 2020 A$
Fully paid ordinary shares	20	(a)	303,760,351	233,328,553
Options over ordinary shares – listed			9,661,954	9,661,954

			313,422,305	242,990,507

In November 2019, the shareholders approved a 10 to 1 share consolidation during the 2019 Annual General Meeting. Refer to notes 15 and 16 for impact of the 10 to 1 share consolidation to US warrants and convertible notes, respectively.
(a) Ordinary Shares

			June 30, 2021		June 30, 2020
	Note		No.	A$	No.	A$
At the beginning of reporting period			487,630,938	233,328,553	3,388,598,296	211,429,637
Shares issued during the year (pre-share consolidation)	20	(b)	—	—	477,645,539	10,030,556
Transaction costs relating to share issues			—	(2,135,000)	—	(1,474,934)
Exercise of performance rights (pre-share consolidation)	20	(b)	—	—	10,878,476	385,794
Share consolidation			—	—	(3,489,408,041)	—
Exercise of performance rights (post share consolidation)	20	(b)	5,487,851	1,571,294	3,916,668	957,500
Shares issued during the year (post share consolidation)	20	(b)	149,630,586	43,307,232	96,000,000	12,000,000
Conversion of Convertible Notes (shares issued during the period)	20	(b)	71,131,450	12,092,937	—	—
Exercise of warrants (shares issued during the period)	20	(b)	34,272,110	15,604,694	—	—
Transaction costs relating to exercise of warrants			—	(9,359)	—	—

At reporting date			748,152,935	303,760,351	487,630,938	233,328,553

(b) Shares issued

2021 Details	Number	Issue Price A$	Total A$
Share placement November 2020	123,216,687	0.24	29,572,005
Share placement June 2021	26,413,899	0.52	13,735,227
Performance rights exercised pre share consolidation (transfer from share-based payment reserve) *	5,487,851	0.29	1,571,294
Convertible Notes exercised	71,131,450	0.17	12,092,937
Exercise of warrants	34,272,110	0.46	15,604,694

	260,521,997		72,576,157

2020 Details	Number	Issue Price A$	Total A$
Share placement July 2019*	19,047,619	0.210	4,000,000
Shares issued under Entitlement Offer August 2019*	28,716,935	0.210	6,030,556
Performance rights exercised pre share consolidation (transfer from share-based payment reserve) *	1,087,848	0.355	385,794
Performance rights exercised post share consolidation (transfer from share-based payment reserve)	3,916,668	0.244	957,500
Share placement May 2020 post share consolidation	96,000,000	0.125	12,000,000
Exercise of warrants	—	—	—

	148,769,070		23,373,850

*All number of shares have been adjusted for the 10 to 1 share consolidation.
Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital
.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the year and options outstanding at the end of the reporting period, is set out in note 32.
Unlisted Options**

Expiration Date	Exercise Price			Number
August 4, 2025		$0.248		847,600
January 5, 2023	US$	0.249	*	2,065,070	*

Total				2,912,670

**
1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.

Share
buy-back
There is no current
on-market
share
buy-bac
k.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital
.

In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt
.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximize synergies.